FAIR VALUE MEASUREMENTS, Fair Value of Investments (Details)	Dec. 31, 2024
Unobservable Inputs (Level 3) [Member] | Weighted Average [Member]
Equity, Fair Value Disclosure [Abstract]
Equity value adjustment	(0.73)	[1]

[1]	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.